Consolidated Statement of Loss and Other Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	£ 27,359	£ 9,672	£ 9,107
Cost of Sales	(17,112)	(14,226)	(5,634)
Gross profit/(loss)	10,247	(4,554)	3,473
Research and development expenses	(44,047)	(10,917)	(6,671)
General administrative expenses	(25,783)	(5,861)	(4,738)
Foreign exchange gains/(losses)	938	(3,062)	(774)
Other income	3,749	1,205	534
Operating loss	(54,896)	(23,189)	(8,176)
Finance income	26	110	272
Finance expenses	(169)	(89)	(50)
Share of loss of joint venture	(1,152)	(1,211)	(90)
Loss before taxation	(56,191)	(24,379)	(8,044)
Income tax benefit	6,960	2,096	1,727
Loss for the year	(49,231)	(22,283)	(6,317)
Items that may be reclassified to profit or loss
Foreign currency gain/(loss) on translation of foreign operations	(549)	(103)	(8)
Items that will not be reclassified to profit or loss
Change in fair value of financial assets at fair value through OCI	(109)	0	0
Total other comprehensive loss for the year, net of tax	(658)	(103)	(8)
Total comprehensive loss for the year	£ (49,889)	£ (22,386)	£ (6,325)
Basic loss per share (GBP per share)	£ (0.99)	£ (0.73)	£ (0.21)
Diluted loss per share (GBP per share)	£ (0.99)	£ (0.73)	£ (0.21)